Derivative Financial Instruments and Hedging (Notional Amounts of Derivative Instruments and Other, Fair Values of Derivative Instruments and Other before Offsetting) (Parenthetical) (Detail) - JPY (¥)
¥ in Millions
	Mar. 31, 2023	Mar. 31, 2022
Derivatives, Fair Value [Line Items]
Derivative assets Fair value	¥ 72,398	¥ 51,366
Derivative liabilities Fair value	71,366	105,705
Futures | Variable Annuity and Variable Life Insurance Contracts
Derivatives, Fair Value [Line Items]
Notional amount	14,758	15,088
Derivative assets Fair value	52	79
Derivative liabilities Fair value	200	1,325
Foreign exchange contracts | Variable Annuity and Variable Life Insurance Contracts
Derivatives, Fair Value [Line Items]
Notional amount	5,554	7,415
Derivative assets Fair value	12	57
Derivative liabilities Fair value	¥ 179	¥ 378